Note 17 - Investments in Unconsolidated Joint Ventures (Details Textual) - USD ($) $ in Thousands			1 Months Ended	12 Months Ended
	Apr. 24, 2020	Mar. 12, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity Method Investment, Other than Temporary Impairment				$ (0)	$ 3,144	$ (0)
Excess of Purchase Price Over Book Value of Vessels				60,850	(0)	$ 22,260
Clearlake Shipping Pte Ltd [Member]
Time Charters, Term (Year)			5 years
Time Charters, Term, Additional Option (Year)			2 years
California 19 Inc. [Member]
Line of Credit Facility, Maximum Borrowing Capacity		$ 37,660
Debt Instrument, Term (Year)		5 years
California 19 Inc. [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate		3.00%
California 19 Inc. [Member] | M/T Eco Holmby Hills [Member]
Line of Credit Facility, Maximum Borrowing Capacity		$ 18,830
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		18,830
California 19 Inc. [Member] | M/T Eco Palm Springs [Member]
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		$ 18,830
The 2017 Joint Venture [Member]
OCI, Equity Method Investment, before Tax					(391)
Equity Method Investment, Other than Temporary Impairment					$ 3,144
Equity Method Investment, Realized Gain (Loss) on Disposal, Total				64
Proceeds from Sale of Equity Method Investments				$ 19,555
The 2020 Joint Venture [Member]
Equity Method Investment, Ownership Percentage	50.00%
Payments to Acquire Equity Method Investments	$ 27,000
Excess Basis, Amortization Period (Year)	25 years
The 2020 Joint Venture [Member] | CSI [Member]
Fees Due to Related Parties	$ 454
California 19 Inc. [Member]
Equity Method Investment, Ownership Percentage				50.00%
Excess of Purchase Price Over Book Value of Vessels	1,646
Excess of Purchase Price Over Fair Value of Vessels	1,963
California 20 Inc. [Member]
Equity Method Investment, Ownership Percentage				50.00%
Excess of Purchase Price Over Book Value of Vessels	1,654
Excess of Purchase Price Over Fair Value of Vessels	$ 1,963